Average Annual Total Returns - First Trust STOXX European Select Dividend Index Fund	First Trust STOXX European Select Dividend Index Fund 1 Year	First Trust STOXX European Select Dividend Index Fund 5 Years	First Trust STOXX European Select Dividend Index Fund 10 Years	First Trust STOXX European Select Dividend Index Fund Since Inception	First Trust STOXX European Select Dividend Index Fund Inception Date	First Trust STOXX European Select Dividend Index Fund After tax on distributions 1 Year	First Trust STOXX European Select Dividend Index Fund After tax on distributions 5 Years	First Trust STOXX European Select Dividend Index Fund After tax on distributions 10 Years	First Trust STOXX European Select Dividend Index Fund After tax on distributions Since Inception	First Trust STOXX European Select Dividend Index Fund After tax on distributions and sale of fund shares 1 Year	First Trust STOXX European Select Dividend Index Fund After tax on distributions and sale of fund shares 5 Years	First Trust STOXX European Select Dividend Index Fund After tax on distributions and sale of fund shares 10 Years	First Trust STOXX European Select Dividend Index Fund After tax on distributions and sale of fund shares Since Inception	STOXX® Europe Select Dividend 30 Index (reflects no deduction for fees, expenses or taxes) 1 Year	STOXX® Europe Select Dividend 30 Index (reflects no deduction for fees, expenses or taxes) 5 Years	STOXX® Europe Select Dividend 30 Index (reflects no deduction for fees, expenses or taxes) 10 Years	STOXX® Europe Select Dividend 30 Index (reflects no deduction for fees, expenses or taxes) Since Inception	STOXX® Europe 600 Index (reflects no deduction for fees, expenses or taxes) 1 Year	STOXX® Europe 600 Index (reflects no deduction for fees, expenses or taxes) 5 Years	STOXX® Europe 600 Index (reflects no deduction for fees, expenses or taxes) 10 Years	STOXX® Europe 600 Index (reflects no deduction for fees, expenses or taxes) Since Inception	MSCI Europe Index (reflects no deduction for fees, expenses or taxes) 1 Year	MSCI Europe Index (reflects no deduction for fees, expenses or taxes) 5 Years	MSCI Europe Index (reflects no deduction for fees, expenses or taxes) 10 Years	MSCI Europe Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	(2.64%)	5.94%	4.09%	(1.65%)	Aug. 27, 2007	(4.52%)	4.00%	2.23%	(3.39%)	(1.78%)	3.67%	2.29%	(1.98%)	(1.71%)	6.33%	4.44%	(1.19%)	6.83%	7.04%	5.72%	2.58%	5.38%	6.78%	5.32%	2.24%